Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Globant SA(a)	5,344	$1,164,297
YPF SA, ADR(a)	22,388	105,224
		1,269,521
Brazil — 6.0%
Ambev SA	672,800	2,317,240
Atacadao SA	58,000	249,285
B2W Cia. Digital(a)	31,283	358,647
B3 SA - Brasil, Bolsa, Balcao	819,394	2,757,674
Banco Bradesco SA	179,016	785,213
Banco BTG Pactual SA	46,400	1,106,649
Banco do Brasil SA	104,400	670,867
Banco Inter SA	52,044	682,343
Banco Santander Brasil SA	46,400	366,984
BRF SA(a)	81,685	403,746
CCR SA	197,200	521,407
Centrais Eletricas Brasileiras SA	58,132	488,997
Cia. Siderurgica Nacional SA	104,400	899,831
Cosan SA	89,828	402,801
CPFL Energia SA	77,165	425,083
Energisa SA	46,400	413,725
Engie Brasil Energia SA	34,800	265,689
Equatorial Energia SA	139,200	660,517
Hapvida Participacoes e Investimentos SA(b)	174,000	534,183
Hypera SA	97,722	682,518
JBS SA	162,400	942,610
Klabin SA(a)	92,800	469,012
Localiza Rent a Car SA	82,632	993,322
Lojas Renner SA	116,030	1,041,926
Magazine Luiza SA	421,917	1,632,068
Natura & Co. Holding SA(a)	127,735	1,263,453
Notre Dame Intermedica Participacoes SA	69,600	1,180,410
Petrobras Distribuidora SA	116,000	574,246
Petroleo Brasileiro SA	522,000	2,669,244
Raia Drogasil SA	151,728	820,403
Rede D’Or Sao Luiz SA(b)	9,483	127,769
Rumo SA(a)	185,600	736,104
Suzano SA(a)	98,994	1,153,540
Telefonica Brasil SA	69,600	590,272
TIM SA	131,688	307,509
TOTVS SA	56,749	375,336
Ultrapar Participacoes SA	41,529	153,790
Vale SA	512,844	11,294,632
Via Varejo SA(a)	177,904	443,079
WEG SA	255,280	1,672,739
		43,434,863
Chile — 0.6%
Banco de Chile	5,160,038	532,029
Banco de Credito e Inversiones SA	7,656	365,628
Banco Santander Chile	9,486,248	523,086
Cencosud SA	158,137	328,497
Cencosud Shopping SA	153,147	291,708
Cia. Cervecerias Unidas SA	28,420	254,976
Empresas CMPC SA	152,555	393,758
Empresas COPEC SA	60,436	609,782
Enel Americas SA	3,781,273	521,915
Enel Chile SA	4,151,292	254,464
Falabella SA	120,640	544,903
		4,620,746
Security	Shares	Value

Colombia — 0.2%

Bancolombia SA	67,860	$494,126
Ecopetrol SA	683,472	403,669
Grupo de Inversiones Suramericana SA	29,834	161,078
Interconexion Electrica SA ESP	79,808	430,894
		1,489,767
Cyprus — 0.3%
Ozon Holdings PLC, ADR(a)	9,701	516,238
TCS Group Holding PLC, GDR(c)	19,075	1,434,435
		1,950,673
Czech Republic — 0.2%
CEZ AS(d)	21,112	632,848
Komercni Banka AS(a)	15,544	572,273
Moneta Money Bank AS(a)(b)	104,632	392,277
		1,597,398
Egypt — 0.0%
Commercial International Bank Egypt SAE	13,895	47,465
Eastern Co. SAE	195,074	146,335
Fawry for Banking & Payment Technology Services SAE(a)	102,787	142,593
		336,393
Greece — 0.2%
Eurobank Ergasias Services and Holdings SA, Class A(a)	121,644	113,589
Hellenic Telecommunications Organization SA	35,117	632,908
JUMBO SA	10,077	196,311
OPAP SA	17,256	271,195
		1,214,003
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC(a)	12,663	102,420
OTP Bank Nyrt(a)	34,336	1,875,749
Richter Gedeon Nyrt	19,140	542,283
		2,520,452
India — 16.0%
Adani Enterprises Ltd.(a)	23,560	427,672
Adani Green Energy Ltd.(a)	55,456	970,695
Adani Ports & Special Economic Zone Ltd.(a)	72,868	772,950
Adani Total Gas Ltd.(a)	25,815	479,677
Adani Transmission Ltd.(a)	26,610	541,000
Apollo Hospitals Enterprise Ltd.	19,049	836,842
Asian Paints Ltd.	51,546	2,116,094
Aurobindo Pharma Ltd.	61,534	849,602
Avenue Supermarts Ltd.(a)(b)	26,118	1,106,123
Axis Bank Ltd.(a).	271,287	2,798,687
Bajaj Auto Ltd.(a)	2,584	149,200
Bajaj Finance Ltd.(a)	37,780	2,932,973
Bajaj Finserv Ltd.(a)	5,716	931,803
Bandhan Bank Ltd.(a)(b)	81,420	344,563
Bharat Electronics Ltd.	15,805	31,634
Bharat Forge Ltd.(a)	84,913	790,190
Bharat Petroleum Corp. Ltd.	119,388	777,092
Bharti Airtel Ltd.	332,736	2,458,682
Britannia Industries Ltd.	14,422	685,248
Cholamandalam Investment and Finance Co. Ltd.	24,307	183,882
Cipla Ltd.(a)	64,392	841,043
Coal India Ltd.	273,230	556,702
Dabur India Ltd.	108,056	807,973
Divi’s Laboratories Ltd.(a)	19,908	1,148,802
DLF Ltd.	207,921	826,942

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)

Dr. Reddy’s Laboratories Ltd.	16,262	$1,187,247
Eicher Motors Ltd.(a)	18,332	673,789
Godrej Consumer Products Ltd.(a)	83,880	993,520
Grasim Industries Ltd.	44,680	904,482
HCL Technologies Ltd.	145,506	1,897,890
HDFC Life Insurance Co. Ltd.(a)(b)	118,238	1,084,624
Hero MotoCorp Ltd.	23,438	970,469
Hindalco Industries Ltd.	263,514	1,430,983
Hindustan Unilever Ltd.	111,643	3,604,326
Housing Development Finance Corp. Ltd.	231,884	8,150,382
ICICI Bank Ltd.(a)	721,422	6,613,364
ICICI Lombard General Insurance Co. Ltd.(b)	33,904	689,578
Indus Towers Ltd.	25,942	86,743
Info Edge India Ltd.(a)	14,224	855,467
Infosys Ltd.	470,686	9,046,316
InterGlobe Aviation Ltd.(a)(b)	545	13,166
ITC Ltd.	454,884	1,360,872
JSW Steel Ltd.	144,356	1,417,745
Kotak Mahindra Bank Ltd.(a)	74,478	1,854,886
Larsen & Toubro Infotech Ltd.(b)	3,379	183,929
Larsen & Toubro Ltd.	92,350	1,873,195
Lupin Ltd.	8,076	135,709
Mahindra & Mahindra Ltd.	126,254	1,407,690
Maruti Suzuki India Ltd.	18,332	1,787,952
Motherson Sumi Systems Ltd.(a)	277,050	916,746
Muthoot Finance Ltd.	43,096	783,593
Nestle India Ltd.	4,796	1,166,265
NTPC Ltd.	819,718	1,249,707
Oil & Natural Gas Corp. Ltd.	203,416	318,437
Pidilite Industries Ltd.(a)	31,374	907,512
Piramal Enterprises Ltd.	7,630	190,666
Power Grid Corp. of India Ltd.	321,796	1,001,915
REC Ltd.	366,728	738,516
Reliance Industries Ltd.	396,438	11,769,460
SBI Life Insurance Co. Ltd.(b)	61,632	828,930
Shree Cement Ltd.(a)	1,576	601,100
Shriram Transport Finance Co. Ltd.	19,075	374,470
Siemens Ltd.	26,589	766,292
State Bank of India(a)	258,028	1,510,118
Sun Pharmaceutical Industries Ltd.	148,266	1,365,911
Tata Consultancy Services Ltd.	127,634	5,567,307
Tata Consumer Products Ltd.	114,098	1,044,055
Tata Motors Ltd.(a)	255,498	1,121,255
Tata Steel Ltd.	112,752	1,752,697
Tech Mahindra Ltd.	106,542	1,505,491
Titan Co. Ltd	49,706	1,091,509
Torrent Pharmaceuticals Ltd.	18,822	712,337
Trent Ltd	66,651	787,238
UltraTech Cement Ltd.	15,613	1,441,353
UPL Ltd.	76,054	855,157
Vedanta Ltd.	272,484	1,029,205
Wipro Ltd.	171,854	1,277,793
Yes Bank Ltd.(a)	1,442,617	268,422
		115,533,852
Indonesia — 1.8%
Adaro Energy Tbk PT	7,134,000	594,094
Aneka Tambang Tbk	3,732,500	640,380
Astra International Tbk PT	447,300	164,226
Bank Central Asia Tbk PT	1,275,300	2,843,888
Bank Mandiri Persero Tbk PT	2,332,700	978,350
Security	Shares	Value

Indonesia (continued)

Bank Negara Indonesia Persero Tbk PT	960,400	$362,958
Bank Rakyat Indonesia Persero Tbk PT	6,991,200	2,085,074
Barito Pacific Tbk PT	669,800	42,151
Charoen Pokphand Indonesia Tbk PT	741,800	350,291
Gudang Garam Tbk PT(a)	20,000	46,388
Indah Kiat Pulp & Paper Tbk PT	307,200	182,783
Indocement Tunggal Prakarsa Tbk PT	89,000	75,349
Indofood CBP Sukses Makmur Tbk PT	337,900	193,922
Indofood Sukses Makmur Tbk PT	93,800	41,683
Kalbe Farma Tbk PT	737,800	74,852
Merdeka Copper Gold Tbk PT(a)	4,152,800	785,360
Sarana Menara Nusantara Tbk PT	9,067,300	745,430
Semen Indonesia Persero Tbk PT	106,000	71,957
Telkom Indonesia Persero Tbk PT	5,898,200	1,422,632
Unilever Indonesia Tbk PT	1,706,800	699,204
United Tractors Tbk PT	359,700	567,664
		12,968,636
Kuwait — 0.8%
Agility Public Warehousing Co. KSC	167,541	511,614
Boubyan Bank KSC	205,902	459,080
Kuwait Finance House KSCP	628,533	1,555,930
Mabanee Co. KPSC	74,630	176,067
Mobile Telecommunications Co. KSCP	331,072	653,974
National Bank of Kuwait SAKP	876,988	2,422,678
		5,779,343
Malaysia — 2.2%
AMMB Holdings Bhd	290,000	199,916
Axiata Group Bhd	510,400	456,406
CIMB Group Holdings Bhd	962,800	996,883
Dialog Group Bhd	510,400	356,754
DiGi.Com Bhd	429,200	441,996
Genting Bhd	481,600	568,410
Genting Malaysia Bhd	583,900	394,117
Hartalega Holdings Bhd	266,800	580,283
Hong Leong Bank Bhd	128,900	573,488
IHH Healthcare Bhd	348,000	445,957
IOI Corp. Bhd	243,600	241,036
Kossan Rubber Industries	109,000	106,555
Kuala Lumpur Kepong Bhd	81,200	436,105
Malayan Banking Bhd(d)	568,400	1,124,287
Malaysia Airports Holdings Bhd	260,644	352,436
Maxis Bhd	320,000	359,827
MISC Bhd	208,800	346,778
Nestle Malaysia Bhd	11,600	382,958
Petronas Chemicals Group Bhd	324,800	631,962
Petronas Dagangan Bhd	39,200	179,202
Petronas Gas Bhd	116,000	454,571
PPB Group Bhd	104,440	467,940
Press Metal Aluminium Holdings Bhd	502,600	632,032
Public Bank Bhd	2,019,600	2,056,883
RHB Bank Bhd	232,000	297,484
Sime Darby Bhd	371,800	205,981
Sime Darby Plantation Bhd	359,600	395,696
Supermax Corp. Bhd	184,900	184,271
Telekom Malaysia Bhd	220,400	327,831
Tenaga Nasional Bhd	348,000	837,463
Top Glove Corp. Bhd(d)	730,800	914,645
		15,950,153

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico — 2.8%
America Movil SAB de CV, Series L, NVS	4,675,200	$3,661,669
Arca Continental SAB de CV	69,600	391,784
Cemex SAB de CV, CPO, NVS(a)	2,030,000	1,712,220
Coca-Cola Femsa SAB de CV	81,200	405,633
Fibra Uno Administracion SA de CV	324,800	383,374
Fomento Economico Mexicano SAB de CV	278,400	2,348,048
Gruma SAB de CV, Class B	8,060	87,811
Grupo Aeroportuario del Pacifico SAB de CV, Class B	58,000	628,920
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	29,615	536,796
Grupo Bimbo SAB de CV, Series A	91,100	200,193
Grupo Financiero Banorte SAB de CV, Class O	349,600	2,420,942
Grupo Financiero Inbursa SAB de CV, Class O(a)	308,800	314,567
Grupo Mexico SAB de CV, Series B	452,400	2,206,580
Grupo Televisa SAB, CPO	383,700	1,018,872
Industrias Penoles SAB de CV(a)	10,515	159,647
Kimberly-Clark de Mexico SAB de CV, Class A	220,400	399,460
Megacable Holdings SAB de CV, CPO	68,900	261,791
Orbia Advance Corp. SAB de CV	150,800	429,581
Promotora y Operadora de Infraestructura SAB de CV	37,720	300,768
Telesites SAB de CV(a)	37,400	37,235
Wal-Mart de Mexico SAB de CV	765,600	2,519,969
		20,425,860
Pakistan — 0.0%
MCB Bank Ltd.	53,708	57,712

Peru — 0.2%
Cia. de Minas Buenaventura SAA, ADR(a)	30,160	347,443
Credicorp Ltd.	2,024	278,240
Southern Copper Corp.	12,876	897,972
		1,523,655
Philippines — 0.8%
Aboitiz Equity Ventures Inc.	103,000	86,858
Ayala Corp.	6,690	111,133
Ayala Land Inc.	1,607,700	1,157,066
Bank of the Philippine Islands	304,380	534,922
BDO Unibank Inc.	75,320	163,378
Globe Telecom Inc.	5,220	197,234
GT Capital Holdings Inc.	26,054	321,438
International Container Terminal Services Inc.	148,480	444,531
JG Summit Holdings Inc.	222,240	264,934
Jollibee Foods Corp.	79,140	319,391
Manila Electric Co.	13,080	77,599
Metro Pacific Investments Corp	3,723,600	309,957
Metropolitan Bank & Trust Co.	405,047	406,733
PLDT Inc.	21,040	578,850
SM Investments Corp.	9,730	197,497
SM Prime Holdings Inc.	460,000	346,240
Universal Robina Corp.	79,200	230,322
		5,748,083
Poland — 1.3%
Allegro.eu SA(a)(b)	54,873	860,595
Bank Polska Kasa Opieki SA(a)	27,028	705,294
CD Projekt SA	9,529	436,573
Dino Polska SA(a)(b)	6,612	511,759
KGHM Polska Miedz SA(a)	19,604	1,076,996
LPP SA(a)	200	609,275
Orange Polska SA(a)	100,920	182,737
PGE Polska Grupa Energetyczna SA(a)	134,560	365,488
Polski Koncern Naftowy ORLEN SA	58,012	1,290,360
Security	Shares	Value

Poland (continued)
Polskie Gornictwo Naftowe i Gazownictwo SA	399,927	$716,618
Powszechna Kasa Oszczednosci Bank Polski SA(a)	121,828	1,347,137
Powszechny Zaklad Ubezpieczen SA(a)	87,116	877,830
Santander Bank Polska SA(a)	8,655	627,417
		9,608,079
Qatar — 1.0%
Commercial Bank PSQC (The)	272,600	394,250
Industries Qatar QSC	274,920	961,400
Masraf Al Rayan QSC	647,280	777,810
Mesaieed Petrochemical Holding Co.	635,680	323,973
Ooredoo QPSC	182,700	342,261
Qatar Electricity & Water Co. QSC	63,800	276,038
Qatar Fuel QSC	5,925	28,670
Qatar Gas Transport Co. Ltd.	315,762	265,814
Qatar International Islamic Bank QSC	83,172	214,338
Qatar Islamic Bank SAQ	171,680	802,894
Qatar National Bank QPSC	657,836	3,147,626
		7,535,074
Russia — 4.7%
Alrosa PJSC	440,713	705,272
Gazprom PJSC	1,599,640	5,682,273
Inter RAO UES PJSC	6,329,600	437,044
LUKOIL PJSC	55,923	4,572,459
Magnit PJSC, GDR(c)	21,350	326,015
Mail.Ru Group Ltd., GDR(a)(c)	28,606	652,530
MMC Norilsk Nickel PJSC	9,081	3,265,324
Mobile TeleSystems PJSC, ADR	45,789	417,596
Moscow Exchange MICEX-RTS PJSC	165,900	380,745
Novatek PJSC, GDR(c)	13,257	2,639,098
Novolipetsk Steel PJSC	192,010	685,470
PhosAgro PJSC, GDR(c)	26,003	532,021
Polymetal International PLC	35,607	844,374
Polyus PJSC	4,888	1,058,110
Rosneft Oil Co. PJSC	28,411	205,595
Sberbank of Russia PJSC	1,513,917	6,395,955
Severstal PAO	34,345	789,013
Surgutneftegas PJSC	1,483,800	735,935
Tatneft PJSC	112,378	761,965
VTB Bank PJSC, GDR(c)	188,589	250,693
X5 Retail Group NV, GDR(c)	6,552	198,639
Yandex NV, Class A(a)	40,792	2,743,568
		34,279,694
Saudi Arabia — 4.5%
Abdullah Al Othaim Markets Co.	8,816	302,631
Advanced Petrochemical Co.	27,376	600,553
Al Rajhi Bank	163,226	4,495,714
Alinma Bank	114,611	614,162
Almarai Co. JSC	32,721	481,272
Arab National Bank	68,556	406,680
Bank AlBilad	50,228	506,776
Bank Al-Jazira	97,208	479,969
Banque Saudi Fransi	80,736	781,600
Bupa Arabia for Cooperative Insurance Co.(a)	9,976	314,510
Co for Cooperative Insurance (The)	15,776	337,794
Dar Al Arkan Real Estate Development Co.(a)	59,160	163,913
Dr Sulaiman Al Habib Medical Services Group Co.	9,512	418,561
Emaar Economic City(a)	55,450	167,116
Etihad Etisalat Co.	50,460	445,293
Jarir Marketing Co.	10,208	572,306

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
National Industrialization Co.(a)	47,452	$237,695
Riyad Bank	182,932	1,282,807
SABIC Agri-Nutrients Co.	25,752	707,096
Sahara International Petrochemical Co.	75,284	580,803
Saudi Airlines Catering Co.(a)	1,576	33,417
Saudi Arabian Mining Co.(a)	49,764	787,074
Saudi Arabian Oil Co.(b)	283,852	2,673,143
Saudi Basic Industries Corp.	122,148	4,059,131
Saudi British Bank (The)	93,728	766,466
Saudi Cement Co.	15,544	272,313
Saudi Electricity Co.	111,476	734,206
Saudi Industrial Investment Group	47,847	482,930
Saudi Kayan Petrochemical Co.(a)	124,932	593,473
Saudi National Bank	298,769	4,230,287
Saudi Telecom Co.	84,100	2,800,583
Savola Group (The)	33,226	361,976
Yanbu National Petrochemical Co.	33,176	617,168
		32,309,418
South Africa — 6.0%
Absa Group Ltd.(a)	99,689	1,035,800
Anglo American Platinum Ltd.	6,802	896,874
AngloGold Ashanti Ltd.	57,072	1,409,319
Aspen Pharmacare Holdings Ltd.(a)	56,840	664,036
Bid Corp. Ltd.(a)	53,528	1,128,064
Bidvest Group Ltd. (The)	48,058	677,282
Capitec Bank Holdings Ltd.	10,564	1,277,691
Clicks Group Ltd.	37,700	704,417
Discovery Ltd.(a)	55,691	568,134
Exxaro Resources Ltd.	30,856	344,468
FirstRand Ltd.	684,487	2,782,862
Gold Fields Ltd.	123,656	1,559,334
Growthpoint Properties Ltd.	514,466	539,431
Harmony Gold Mining Co. Ltd.	74,704	399,667
Impala Platinum Holdings Ltd.	115,536	2,099,875
Kumba Iron Ore Ltd.	5,916	274,506
Mr. Price Group Ltd.	47,037	796,280
MTN Group Ltd.(a)	243,948	1,759,867
MultiChoice Group	69,141	691,498
Naspers Ltd., Class N	49,430	10,946,560
Nedbank Group Ltd.	54,637	645,221
NEPI Rockcastle PLC	66,711	465,531
Northam Platinum Ltd.(a)	46,632	788,601
Old Mutual Ltd.	661,084	685,781
Rand Merchant Investment Holdings Ltd.	134,096	314,729
Reinet Investments SCA	20,068	415,842
Remgro Ltd.	84,555	734,426
Sanlam Ltd.	271,589	1,171,856
Sasol Ltd.(a)	80,156	1,303,170
Shoprite Holdings Ltd.	68,437	767,786
Sibanye Stillwater Ltd.	350,412	1,659,100
SPAR Group Ltd. (The)	29,331	406,744
Standard Bank Group Ltd.	187,842	1,848,462
Tiger Brands Ltd.	24,786	398,015
Vodacom Group Ltd.	89,436	849,050
Woolworths Holdings Ltd.(a)	144,304	584,116
		43,594,395
South Korea — 19.9%
Alteogen Inc.(a)	7,888	516,619
Amorepacific Corp.	4,176	1,073,441
Security	Shares	Value

South Korea (continued)
AMOREPACIFIC Group	4,176	$290,273
BGF retail Co. Ltd.	1,625	264,362
Celltrion Healthcare Co. Ltd.(a).	9,636	1,042,904
Celltrion Inc.(a)	13,463	3,310,202
Celltrion Pharm Inc.(a)	2,213	275,948
CJ CheilJedang Corp.	1,394	610,382
CJ ENM Co. Ltd.	1,740	257,751
CJ Logistics Corp.(a)	1,214	185,054
Coway Co. Ltd.	8,120	605,902
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	5,800	175,052
DB Insurance Co. Ltd.	6,284	285,541
Doosan Bobcat Inc.(a)	6,794	312,225
Doosan Heavy Industries & Construction Co. Ltd.(a)	14,933	266,426
Douzone Bizon Co. Ltd.	4,443	329,004
E-MART Inc.	3,364	479,640
Fila Holdings Corp.	8,120	396,293
Green Cross Corp.	109	33,349
GS Engineering & Construction Corp.	11,832	474,277
GS Holdings Corp.	8,932	368,879
Hana Financial Group Inc.	39,672	1,655,053
Hankook Tire & Technology Co. Ltd.	10,677	467,414
Hanmi Pharm Co. Ltd.	1,398	445,755
Hanon Systems	23,780	360,764
Hanwha Solutions Corp.(a)	18,233	735,540
HLB Inc.(a)	14,746	454,288
HMM Co. Ltd.(a)	26,051	1,117,624
Hotel Shilla Co. Ltd.	5,336	485,300
HYBE Co. Ltd.(a)	763	181,208
Hyundai Engineering & Construction Co. Ltd.	12,064	620,109
Hyundai Glovis Co. Ltd.	3,132	529,654
Hyundai Heavy Industries Holdings Co. Ltd.	6,960	439,590
Hyundai Mobis Co. Ltd.	9,288	2,327,485
Hyundai Motor Co.	20,065	4,218,102
Hyundai Steel Co.	11,136	532,220
Industrial Bank of Korea	35,202	340,673
Kakao Corp.	41,772	4,604,236
Kangwon Land Inc.(a)	14,036	361,984
KB Financial Group Inc.	55,680	2,942,896
Kia Corp .	37,004	2,829,053
Korea Aerospace Industries Ltd.	13,456	411,022
Korea Electric Power Corp.	33,408	772,217
Korea Investment Holdings Co. Ltd.	6,612	615,342
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	5,340	682,188
Korea Zinc Co. Ltd.	1,160	469,366
Korean Air Lines Co. Ltd.(a)	13,735	393,415
KT&G Corp.	16,936	1,280,087
Kumho Petrochemical Co. Ltd.	2,204	456,654
LG Chem Ltd.	6,367	4,670,781
LG Corp.	9,492	859,192
LG Display Co. Ltd.(a)	32,480	700,109
LG Electronics Inc.	15,567	2,121,616
LG Household & Health Care Ltd.	1,392	1,944,348
LG Innotek Co. Ltd.	1,972	361,677
LG Uplus Corp.	19,952	269,888
Lotte Chemical Corp.	2,552	638,149
Lotte Shopping Co. Ltd.	1,973	214,632
LX Holdings Corp.(a)	4,603	45,192
Mirae Asset Securities Co. Ltd.	60,088	532,776
NAVER Corp.	17,643	5,731,801
NCSoft Corp.	2,436	1,896,447

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Netmarble Corp.(b)	2,900	$362,845
NH Investment & Securities Co. Ltd.	22,852	269,151
Orion Corp./Republic of Korea	3,944	422,317
Pearl Abyss Corp.(a)	7,459	405,288
POSCO	10,558	3,357,933
POSCO Chemical Co. Ltd.	4,542	590,091
S-1 Corp.	1,740	126,370
Samsung Biologics Co. Ltd.(a)(b)	2,436	1,847,558
Samsung C&T Corp.	11,484	1,424,601
Samsung Electro-Mechanics Co. Ltd.	8,816	1,347,880
Samsung Electronics Co. Ltd.	646,400	46,630,454
Samsung Engineering Co. Ltd.(a)	22,620	383,376
Samsung Fire & Marine Insurance Co. Ltd.	3,834	726,332
Samsung Heavy Industries Co. Ltd.(a)	68,564	371,664
Samsung Life Insurance Co. Ltd.	9,068	680,471
Samsung SDI Co. Ltd.	7,774	4,287,691
Samsung SDS Co. Ltd.	5,800	943,309
Samsung Securities Co. Ltd.	8,004	340,188
Shin Poong Pharmaceutical Co. Ltd.	2,536	147,029
Shinhan Financial Group Co. Ltd.	62,292	2,374,666
Shinsegae Inc.	1,160	334,026
SK Biopharmaceuticals Co. Ltd.(a)	981	99,767
SK Chemicals Co. Ltd.	109	24,773
SK Holdings Co. Ltd.	4,988	1,182,847
SK Hynix Inc.	75,052	8,549,549
SK Innovation Co. Ltd.(a)	7,888	1,870,985
SK Telecom Co. Ltd.	3,795	1,082,506
S-Oil Corp.(a)	4,176	350,103
Woori Financial Group Inc.	36,462	364,150
Yuhan Corp.	9,299	546,919
		143,714,210
Taiwan — 21.9%
Accton Technology Corp.	38,000	421,752
Acer Inc.	464,000	532,623
Advantech Co. Ltd.	26,299	312,717
Airtac International Group	3,000	107,853
ASE Technology Holding Co. Ltd.	464,000	1,860,967
Asia Cement Corp.	348,000	651,698
Asustek Computer Inc.	116,000	1,649,819
AU Optronics Corp.(a).	1,160,000	1,072,520
Catcher Technology Co. Ltd.	116,000	767,902
Cathay Financial Holding Co. Ltd.	1,044,063	2,101,588
Chailease Holding Co. Ltd.	118,419	890,125
Chang Hwa Commercial Bank Ltd.	933,599	566,765
Cheng Shin Rubber Industry Co. Ltd.	341,000	573,191
China Development Financial Holding Corp.	1,740,000	779,914
China Life Insurance Co. Ltd.	353,857	315,569
China Steel Corp.	1,624,000	2,162,053
Chunghwa Telecom Co. Ltd.	468,000	1,917,317
Compal Electronics Inc.	580,000	490,076
CTBC Financial Holding Co. Ltd.	2,552,000	2,118,557
Delta Electronics Inc.	239,000	2,546,384
E.Sun Financial Holding Co. Ltd.	1,856,286	1,708,515
Eclat Textile Co. Ltd.	30,000	697,437
Evergreen Marine Corp. Taiwan Ltd.(a)	348,000	1,235,220
Far Eastern New Century Corp.	464,000	528,931
Far EasTone Telecommunications Co. Ltd.	348,000	808,504
Feng TAY Enterprise Co. Ltd.	21,000	182,400
First Financial Holding Co. Ltd.	1,515,859	1,203,108
Formosa Chemicals & Fibre Corp.	464,000	1,430,508
Security	Shares	Value

Taiwan (continued)
Formosa Petrochemical Corp.	262,000	$943,458
Formosa Plastics Corp.	580,000	2,163,450
Foxconn Technology Co. Ltd.	140,000	328,761
Fubon Financial Holding Co. Ltd.	928,000	2,417,491
Giant Manufacturing Co. Ltd.	10,000	119,462
Globalwafers Co. Ltd.	25,000	754,795
Hiwin Technologies Corp.	5,000	66,125
Hon Hai Precision Industry Co. Ltd.	1,740,200	7,109,845
Hotai Motor Co. Ltd.	2,600	53,430
Hua Nan Financial Holdings Co. Ltd.	1,402,831	923,030
Innolux Corp.	1,262,000	1,104,702
Inventec Corp.	298,000	277,268
Largan Precision Co. Ltd.	1,000	109,073
Lite-On Technology Corp.	348,000	830,511
MediaTek Inc.	200,000	7,153,871
Mega Financial Holding Co. Ltd.	1,508,000	1,799,250
Micro-Star International Co. Ltd.	116,000	689,534
Nan Ya Plastics Corp.	696,000	2,119,512
Nanya Technology Corp.	261,000	768,850
Novatek Microelectronics Corp.	60,000	1,152,212
Pegatron Corp.	348,000	921,837
Pou Chen Corp.	356,000	482,987
Powertech Technology Inc.	171,000	659,528
President Chain Store Corp.	43,000	410,224
Quanta Computer Inc.	464,000	1,500,893
Realtek Semiconductor Corp.	64,000	1,149,929
Shanghai Commercial & Savings Bank Ltd. (The	580,437	950,289
Shin Kong Financial Holding Co. Ltd.	1,628,930	589,996
Silergy Corp.	10,000	1,321,457
SinoPac Financial Holdings Co. Ltd.	1,624,259	793,029
Synnex Technology International Corp.	232,000	499,980
Taishin Financial Holding Co. Ltd.	1,631,130	870,051
Taiwan Business Bank	1,624,755	563,100
Taiwan Cement Corp.	700,983	1,304,111
Taiwan Cooperative Financial Holding Co. Ltd.	1,398,443	1,056,201
Taiwan High Speed Rail Corp.	348,000	369,342
Taiwan Mobile Co. Ltd.	233,000	844,127
Taiwan Semiconductor Manufacturing Co. Ltd.	3,336,000	71,670,892
Unimicron Technology Corp.	232,000	938,064
Uni-President Enterprises Corp	696,000	1,846,079
United Microelectronics Corp.	1,624,000	3,087,047
Vanguard International Semiconductor Corp	119,000	505,576
Walsin Technology Corp.	85,000	641,802
Win Semiconductors Corp.	4,000	46,924
Winbond Electronics Corp.	573,000	703,115
Wistron Corp.	464,598	514,970
WPG Holdings Ltd.	356,520	666,213
Yageo Corp.	7,000	127,068
Yang Ming Marine Transport Corp.(a)	218,000	803,566
Yuanta Financial Holding Co. Ltd.	1,516,320	1,398,962
Zhen Ding Technology Holding Ltd.	174,000	607,543
		158,363,545
Thailand — 2.8%
Advanced Info Service PCL, NVDR	180,500	972,794
Airports of Thailand PCL, NVDR(d)	661,200	1,332,043
Asset World Corp. PCL, NVDR(a)	2,101,200	320,779
B Grimm Power PCL, NVDR	15,100	21,378
Bangkok Bank PCL, Foreign	24,900	92,042
Bangkok Commercial Asset Management
PCL, NVDR(d)	447,900	270,651

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangkok Dusit Medical Services PCL, NVDR	1,415,200	$976,931
Berli Jucker PCL, NVDR(d)	220,400	244,842
Bumrungrad Hospital PCL, NVDR	69,600	293,652
Central Pattana PCL, NVDR	348,000	564,776
Central Retail Corp. PCL, NVDR	322,700	342,815
Charoen Pokphand Foods PCL, NVDR	336,400	293,106
CP ALL PCL, NVDR	838,400	1,628,616
Delta Electronics Thailand PCL, NVDR	40,500	753,973
Energy Absolute PCL, NVDR	243,600	469,260
Global Power Synergy PCL, NVDR	116,000	270,686
Gulf Energy Development PCL, NVDR	518,600	559,950
Home Product Center PCL, NVDR	1,114,100	495,053
Intouch Holdings PCL, NVDR	266,800	548,221
Krungthai Card PCL, NVDR(d)	116,000	270,713
Land & Houses PCL, NVDR	1,511,700	389,321
Minor International PCL, NVDR(a)	595,500	609,611
Muangthai Capital PCL, NVDR	137,800	272,951
Osotspa PCL, NVDR	139,200	164,647
PTT Exploration & Production PCL, NVDR	220,400	834,719
PTT Global Chemical PCL, NVDR	359,600	726,732
PTT Oil & Retail Business, NVDR	536,000	514,145
PTT PCL, NVDR	1,659,300	2,094,813
Ratch Group PCL, NVDR	162,400	266,205
Siam Cement PCL (The), NVDR	116,000	1,625,690
Siam Commercial Bank PCL (The), NVDR	139,200	456,204
Sri Trang Gloves Thailand PCL, NVDR	150,800	211,120
Srisawad Corp. PCL, NVDR	162,400	390,405
Thai Oil PCL, NVDR	185,600	349,882
Thai Union Group PCL, NVDR	464,000	264,150
		19,892,876
Turkey — 0.4%
Akbank TAS	391,929	240,695
Aselsan Elektronik Sanayi Ve Ticaret AS	145,833	253,674
BIM Birlesik Magazalar AS	61,697	460,616
Eregli Demir ve Celik Fabrikalari TAS	223,532	502,795
Ford Otomotiv Sanayi AS	9,484	192,542
KOC Holding AS	159,081	344,543
Turkcell Iletisim Hizmetleri AS	134,524	248,765
Turkiye Garanti Bankasi AS	271,976	253,695
Turkiye Is Bankasi AS, Class C	167,733	99,672
Turkiye Petrol Rafinerileri AS(a)	7,085	80,521
Turkiye Sise ve Cam Fabrikalari AS	57,007	51,559
		2,729,077
United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC	365,400	677,086
Aldar Properties PJSC	552,044	549,883
Dubai Islamic Bank PJSC	247,428	321,344
Emaar Malls PJSC(a)	15,772	8,452
Emaar Properties PJSC	526,524	568,312
Emirates NBD Bank PJSC	359,832	1,351,886
Emirates Telecommunications Group Co. PJSC	260,249	1,534,648
First Abu Dhabi Bank PJSC	473,962	2,175,948
		7,187,559
Total Common Stocks — 96.2%
(Cost: $632,568,228)		695,635,037
Security		Shares/ Par	Value

Preferred Stocks

Brazil — 2.1%
Alpargatas SA, Preference Shares, NVS		81,200	$736,794
Banco Bradesco SA, Preference Shares, NVS		665,544	3,381,546
Bradespar SA, Preference Shares, NVS		30,790	420,699
Braskem SA, Class A, Preference Shares, NVS		6,322	60,737
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS		23,200	193,997
Cia. Energetica de Minas Gerais, Preference Shares, NVS		42,044	109,554
Cia. Paranaense de Energia, Preference Shares, NVS		134,372	164,494
Gerdau SA, Preference Shares, NVS		150,800	952,537
Itau Unibanco Holding SA, Preference Shares, NVS		685,328	3,884,450
Itausa SA, Preference Shares, NVS		601,842	1,254,102
Lojas Americanas SA, Preference Shares, NVS		144,581	551,781
Petroleo Brasileiro SA, Preference Shares, NVS		638,000	3,289,341
			15,000,032
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares, NVS		19,542	875,277

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS		58,348	434,306

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS		1,537,200	977,309

South Korea — 1.1%
Hyundai Motor Co., Series 2, Preference Shares, NVS.		5,223	523,205
LG Chem Ltd., Preference Shares, NVS		299	99,577
Samsung Electronics Co. Ltd., Preference Shares, NVS		115,043	7,525,238
			8,148,020
Total Preferred Stocks — 3.5%
(Cost: $23,718,666)			25,434,944

Warrants

Thailand — 0.0%
Minor International PCL (Expires 02/15/24)(a)		11,659	1,567
Minor International PCL (Expires 05/05/23)(a)		12,865	2,009
			3,576
Total Warrants — 0.0%
(Cost: $0)			3,576

Corporate Bonds & Notes

India — 0.0%
Britannia Industries Ltd., 5.50%, 06/03/24 (e)	INR	418,238	5,773

Total Corporate Bonds & Notes — 0.0%
(Cost: $5,747)			5,773

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 0.06%(f)(g)(h)	1,657,136	$1,658,130

Total Short-Term Investments — 0.2%
(Cost: $1,658,086)		1,658,130

Total Investments in Securities — 99.9%
(Cost: $657,950,727)		722,737,460

Other Assets, Less Liabilities — 0.1%		799,826

Net Assets — 100.0%		$723,537,286

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	All or a portion of this security is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,659,660	(a)	$—		$(1,574)	$44	$1,658,130	1,657,136	$25,191	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	110,000	—		(110,000	)(a)	—	—	—	—	41		—
iShares MSCI India ETF(c)	10,289,973	59,512,139			(71,974,324)	2,920,281	(748,069)	—	—	14,852		—
						$2,918,707	$(748,025)	$1,658,130		$40,084		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	21	06/18/21	$1,429	$46,004

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets ex China ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$110,637,688	$584,997,349	$—	$695,635,037
Preferred Stocks	16,309,615	9,125,329	—	25,434,944
Warrants	3,576	—	—	3,576
Corporate Bonds & Notes	—	—	5,773	5,773
Money Market Funds	1,658,130	—	—	1,658,130
	$128,609,009	$594,122,678	$5,773	$722,737,460
Derivative financial instruments(a)
Assets
Futures Contracts	$46,004	$—	$—	$46,004

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company

Currency Abbreviations

INR	Indian Rupee